Leases (Details) - Schedule of right-of-use assets - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Buildings [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Balance at beginning	₪ 7,827	₪ 7,827
Additions during the year:
New leases
Balance as of December 31, 2019	7,827	7,827	₪ 7,827	₪ 7,827
Balance as of December 31, 2020	7,827	7,827
Balance at beginning	824
Additions during the year:
Depreciation and amortization	824	824
Balance at ending	1,648	824
Depreciated cost			6,179	7,003
Motor vehicles [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Balance at beginning	257	257
Additions during the year:
New leases
Balance as of December 31, 2019	257	257	257	257
Balance as of December 31, 2020	257	257
Balance at beginning	124
Additions during the year:
Depreciation and amortization	106	124
Balance at ending	230	124
Depreciated cost			27	133
Total [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Balance at beginning	8,084	8,084
Additions during the year:
New leases
Balance as of December 31, 2019	8,084	8,084	8,084	8,084
Balance as of December 31, 2020	8,084	8,084
Balance at beginning	948
Additions during the year:
Depreciation and amortization	930	948
Balance at ending	₪ 1,878	₪ 948
Depreciated cost			₪ 6,206	₪ 7,136